N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Destination All American Gold NY (2.0)
Prospectus:
Item 4. Fee Table [Text Block]
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25%[2]
Maximum Administrative Expense[3]	$30
Base Contract Expenses[4] (assessed as an annualized percentage of Daily Net Assets)	1.15%
Annual Contract Expenses
Optional Benefit Expenses[5]
Reduced CDSC Option ("Liquidity Option") Charge[6](assessed as an annualized percentage of Daily Net Assets)	0.50%
One-Year Enhanced Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%[7]
Living Benefit Options[8] (assessed annually as a percentage of the Current Income Benefit Base9)
Maximum Nationwide Lifetime Income Rider Plus Empire Charge (available for contracts with applications signed on or after October 16, 2023)	1.60%[10]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Empire Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Empire option) (available for contracts with applications signed on or after October 16, 2023)
0.30%[11]
Maximum Nationwide Lifetime Income Rider Plus Core Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[10]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[11]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[10]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Accelerated option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[11]
Maximum Nationwide Lifetime Income Rider Plus Max Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[10]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Max option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[11]
Maximum 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	1.50%[10]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge (this is in addition to the charge for the 7% Nationwide Lifetime Income Rider option) (no longer available for applications signed on or after July 1,
2020)
0.40%[12]
Maximum Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[10]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Capture Option) (no longer available for applications signed on or after
June 1, 2020)
0.40%[13]
Maximum Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[10]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Track Option) (no longer available for applications signed on or after
June 1, 2020)
0.40%[13]
[1]Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.[2]The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.[3]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived on a going-forward basis for any contract valued at $50,000 or more on any Contract Anniversary.[4]
Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.[5]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[6]Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.[7]The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.[8]Only one living benefit option (and its corresponding joint option) may be elected.[9]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.[10]Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.[11]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.[12]For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.[13]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived on a going-forward basis for any contract valued at $50,000 or more on any Contract Anniversary.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
Other Annual Expense (of Other Amount), Maximum [Percent]	2.25%
Other Annual Expense, Footnotes [Text Block]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.[2]The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
Item 10. Benefits Available (N-4) [Text Block]	Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance
• Only available to owners of Tax
Sheltered Annuities
• Subject to terms of the Tax
Sheltered Annuity plan
• Minimum and maximum loan
amounts apply
• Loans must be repaid within a
specified period
• Loan payments must be made at
least quarterly

Reduced CDSC Option ("Liquidity Option")	Reduction of standard CDSC schedule	0.50% (Daily Net Assets)	0.50% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Subsequent purchase payments are only permitted during the first Contract Year
One-Year Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
• Annuitant must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Nationwide Lifetime Income Rider Plus Empire	Guaranteed lifetime income stream	1.60% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Empire	Extension of guaranteed lifetime income stream for spouse	0.30% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Empire
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract
• Current charge could change

Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Accelerated	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus
Accelerated option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Max	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Max	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Max
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

7% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Subsequent purchase payment
limitations
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed

Joint Option for the 7% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election
• Only available if the 7% Nationwide
Lifetime Income Rider option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Capture Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Capture Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election
• Only available if the Nationwide
Lifetime Income Capture option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Track Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be 85 or
younger at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Track Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• No longer available for election
• Only available if the Nationwide
Lifetime Income Track option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be 85 or younger
at application
• Restrictions exist on the parties
named to the contract

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Some Portfolio Companies not Available for All Benefits [Text Block]	Income Benefit Investment OptionsCertain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2		X	X	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2							X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II							X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X		X	X			X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X	X	X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X		X	X			X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X	X	X	X
Custom Choice Asset Rebalancing Service	X	X	X	X
Custom Portfolio Asset Rebalancing Service - Balanced					X	X	X
Custom Portfolio Asset Rebalancing Service - Capital Appreciation							X
Custom Portfolio Asset Rebalancing Service - Conservative					X	X	X
Custom Portfolio Asset Rebalancing Service - Moderate						X	X
Custom Portfolio Asset Rebalancing Service - Moderately Conservative					X	X	X
Static Asset Allocation Models -
American Funds Managed
Moderate Option (40% NVIT -
NVIT Managed American Funds
Growth-Income Fund, 40% NVIT
- NVIT Managed American
Funds Asset Allocation Fund and
20% NVIT - NVIT American
Funds Bond Fund)
	X	X	X	X
Static Asset Allocation Models -
American Funds Managed
Option (33% NVIT - NVIT
American Funds Bond Fund,
33% NVIT - NVIT Managed
American Funds Asset Allocation
Fund, 34% NVIT - NVIT
Managed American Funds
Growth-Income Fund)
		X1	X1	X1	X	X	X
Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)	X	X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)		X1	X1	X1	X	X	X
Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X	X	X	X
Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)		X1	X1	X1	X	X	X
Static Asset Allocation Models -
Fidelity® VIP Funds Moderate
Option (40% Fidelity VIP Growth
& Income Portfolio - Service
Class 2, 30% Fidelity VIP
Balanced Portfolio - Service
Class 2 and 30% Fidelity VIP
Investment Grade Bond Portfolio
- Service Class 2)
	X	X	X	X
Static Asset Allocation Models -
Fidelity® VIP Funds Option (35%
Fidelity VIP Balanced Portfolio -
Service Class 2, 30% Fidelity
VIP Growth & Income Portfolio -
Service Class 2, 35% Fidelity
VIP Investment Grade Bond
Portfolio - Service Class 2)
		X1	X1	X1	X	X	X
Static Asset Allocation Models -
J.P. Morgan Moderate Option
(40% NVIT - NVIT J.P.Morgan
Disciplined Equity Fund, 40%
NVIT - NVIT J.P. Morgan
MozaicSM Multi-Asset Fund and
20% Lincoln Variable Insurance
Products - Trust JPMorgan Core
Bond Fund)
		X2	X2	X2
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models -
J.P. Morgan Option (34% Lincoln
Variable Insurance Products
Trust - JPMorgan Core Bond
Fund, 33% NVIT - NVIT J.P.
Morgan MozaicSM Multi-Asset
Fund, 33% NVIT - NVIT J.P.
Morgan U.S. Equity Fund: Class
II)
		X1	X1	X1	X	X	X
Static Asset Allocation Models -
Nationwide Variable Insurance
Trust iShares Moderate Option
(60% Nationwide Variable
Insurance Trust - NVIT iShares®
Global Equity ETF Fund: Class II
and 40% Nationwide Variable
Insurance Trust - NVIT iShares®
Fixed Income ETF Fund: Class
II)
	X	X	X	X
Static Asset Allocation Models -
Nationwide Variable Insurance
Trust iShares Option (50%
Nationwide Variable Insurance
Trust - NVIT iShares® Fixed
Income ETF Fund: Class II, 50%
Nationwide Variable Insurance
Trust - NVIT iShares® Global
Equity ETF Fund: Class II)
		X1	X1	X1	X	X	X
[1] Only available in contracts for applications signed before July 1, 2020.[2] Only available in contracts for applications signed before May 1, 2023.
Nationwide Destination All American Gold NY (2.0) | ReducedCDSCOptionLiquidityOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
Name of Benefit [Text Block]	Reduced CDSC Option ("Liquidity Option")
Purpose of Benefit [Text Block]	Reduction of standard CDSC schedule
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
Brief Restrictions / Limitations [Text Block]	• Must be elected at application• Election is irrevocable• Subsequent purchase payments are only permitted during the first Contract Year
Name of Benefit [Text Block]	Reduced CDSC Option ("Liquidity Option")
Nationwide Destination All American Gold NY (2.0) | OneYearEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
Brief Restrictions / Limitations [Text Block]	• Annuitant must be 80 or younger at application• Must be elected at application• Election is irrevocable• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Nationwide Destination All American Gold NY (2.0) | NationwideLifetimeIncomeRiderPlusEmpireMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Empire
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after October 16, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Empire
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus EmpireThe Nationwide Lifetime Income Rider Plus Empire ("Nationwide L.inc Plus Empire Rider") provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.AvailabilityFor contracts with applications signed on or after October 16, 2023, Nationwide L.inc Plus Empire Rider is available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Empire Rider is irrevocable. The Nationwide L.inc Plus Empire Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Plus Rider Empire is elected, then the spouse may keep the applicable Nationwide L.inc Plus Empire Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.Rider ChargeIn exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.60% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Empire Rider is 1.45% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.60% of the Current Income Benefit Base.The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Empire Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.Investment RestrictionsElection of the Nationwide L.inc Plus Empire Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment OptionsThe Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.Subsequent Purchase PaymentsCurrently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Empire Rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Empire Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.Rate Sheet Supplements for the Nationwide L.inc Plus Empire RiderFor contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).For contracts with applications signed prior to the date of the prospectus, see Appendix F: Historical Rates, Periods, and Percentages.Determination of the Income Benefit Base Prior to the First Lifetime WithdrawalUpon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greater of:(1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or(2)Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:(a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greatest of:(1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;(2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or(3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:(a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: the sum of the following calculations:(aa)Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(bb)After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greatest of:(1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;(2)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:(a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(c)Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:(aa)After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus(bb)After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or(3) Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary plus any purchase payments submitted, minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.Non-Lifetime WithdrawalAfter the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Empire Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows: All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.Lifetime WithdrawalsAt any time after the Nationwide L.inc Plus Empire Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.The applicable Lifetime Withdrawal Percentage is determined based on the age of the Determining Life at the time of the first Lifetime Withdrawal. The Nationwide L.inc Plus Empire Rider uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract.The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above.For contracts that elect the Joint Option for the Nationwide Lifetime Income Rider Plus Empire, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Plus Empire Rider. The age used to determine the applicable Lifetime Withdrawal Percentage if the Joint Option is elected, it is the age of the younger of the Determining Life or the Joint Determining LifeNote: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of months, including the month of issue, from the Option Issue Date to the end of the calendar year. The prorated Lifetime Withdrawal Amount will be calculated as follows: [[(12 - the month of the Option Issue Date, represented as a number) + 1] divided by 12] x the non-prorated Lifetime Withdrawal Amount. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.Income CarryforwardThe Nationwide L.inc Plus Empire Rider includes an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year. Impact of Withdrawals in Excess of the Lifetime Withdrawal AmountThe Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. If an excess withdrawal is taken in any calendar year, the Income Benefit Base in effect on the date of the excess withdrawal will be proportionally reduced by the gross amount of the excess withdrawal, including any CDSC or taxes, as follows:A figure representing the proportional amount of the excess withdrawal. This amount is determined by the following formula: Lifetime Withdrawals are free of CDSC. For purposes of CDSC, the gross amount Surrendered will include any recapture of credits, if applicable, according to the contract or any elected options.Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base.The Nationwide L.inc Plus Empire Rider will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0. RMD PrivilegeIn addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:(1)be at least 73 as of the date of the request, or will be 73 in the calendar year that the RMD privilege would first apply (Note: for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½);(2)own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and(3)submit a completed administrative form in advance of the withdrawal to the Service Center.Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.Reset OpportunitiesNationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Plus Empire Rider change.In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Plus Empire Rider change, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Plus Empire Rider; and instructions on how to communicate an election to reset the benefit base. For the purposes of this section, the addition of a new Sub-Account as a permitted investment option is not considered a change to the list of permitted investment options.If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Plus Empire Rider will not change (as applicable to that particular contract). An election to reset the Current Income Benefit Base will not affect the Roll-Up Crediting Rate, the Roll-Up Crediting Period, or the Lifetime Withdrawal Percentage.Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Empire Rider by notifying Nationwide as to such election.AnnuitizationIf the Contract Owner elects to annuitize the contract, the Nationwide L.inc Plus Empire Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Empire Rider will terminate.Death of Determining LifeFor contracts with no Joint Option for the Nationwide L.inc Plus Empire Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information.For contracts with the Joint Option for the Nationwide L.inc Plus Empire Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Empire Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.Tax TreatmentAlthough the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Empire Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Automatic Termination of the Nationwide L.inc Plus Empire RiderUpon termination of the Nationwide L.inc Plus Empire Rider, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Empire Rider will terminate. In the following instances, the Nationwide L.inc Plus Empire Rider will automatically terminate:(1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;(2)On the Annuitization Date;(3)Upon the death of the determining life for contracts with no Joint Option; or(4)A full surrender of the contract.Other Important ConsiderationsThe Nationwide L.inc Plus Empire Rider is designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Empire Rider will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal.Other important considerations include the following:•The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Empire Rider.•If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.•If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.•Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Nationwide Destination All American Gold NY (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusEmpireMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Empire
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after October 16, 2023• Only available if the Nationwide Lifetime Income Rider Plus Empire option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contract• Current charge could change
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Empire
Operation of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus EmpireAt the time the Nationwide Lifetime Income Rider Plus Empire is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Empire (the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Rider Plus Empire, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide Lifetime Income Rider Plus Empire will be that of the younger spouse. The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Rider Plus Empire.The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Empire are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Lifetime Income Rider Plus Empire.To be eligible for the Joint Option, the following conditions must be met:(1)Both spouses must be between 50 and 85 years old at the time of application;(2)Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information);(3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;(4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(5)Both spouses must be named as primary beneficiaries;(6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and(7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Rider Plus Empire. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.Marriage TerminationIf, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.Risks Associated with Electing the Joint OptionThere are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:(1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her;(2)the contract is annuitized;(3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or(4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Destination All American Gold NY (2.0) | NationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 16, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Nationwide Destination All American Gold NY (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 16, 2023• Only available if the Nationwide Lifetime Income Rider Plus Core option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Nationwide Destination All American Gold NY (2.0) | NationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 16, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination All American Gold NY (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 16, 2023• Only available if the Nationwide Lifetime Income Rider Plus Accelerated option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination All American Gold NY (2.0) | NationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 16, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Nationwide Destination All American Gold NY (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 16, 2023• Only available if the Nationwide Lifetime Income Rider Plus Max option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Nationwide Destination All American Gold NY (2.0) | LoansMember
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 25
Optional Benefit Expense, Current [Dollars]	$ 25
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.25%
Name of Benefit [Text Block]	Loans (see LoanPrivilege)
Purpose of Benefit [Text Block]	Loan from Contract Value
Optional Benefit Expense, Maximum [Dollars]	$ 25
Optional Benefit Expense, Current [Dollars]	$ 25
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	• Only available to owners of Tax Sheltered Annuities• Subject to terms of the Tax Sheltered Annuity plan• Minimum and maximum loan amounts apply• Loans must be repaid within a specified period• Loan payments must be made at least quarterly
Name of Benefit [Text Block]	Loans (see LoanPrivilege)
Nationwide Destination All American Gold NY (2.0) | SevenNationwideLifetimeIncomeRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Name of Benefit [Text Block]	7% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]	• No longer available for election• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Subsequent purchase payment limitations• Determining life must be between 50 and 85 at application• Determining life cannot be changed
Name of Benefit [Text Block]	7% Nationwide Lifetime Income Rider
Nationwide Destination All American Gold NY (2.0) | JointOptionforthe7NationwideLifetimeIncomeRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Name of Benefit [Text Block]	Joint Option for the 7% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	• No longer available for election• Only available if the 7% Nationwide Lifetime Income Rider option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Joint Option for the 7% Nationwide Lifetime Income Rider
Nationwide Destination All American Gold NY (2.0) | NationwideLifetimeIncomeCaptureOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Name of Benefit [Text Block]	Nationwide Lifetime Income Capture Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]	• No longer available for election• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Capture Option
Nationwide Destination All American Gold NY (2.0) | JointOptionfortheNationwideLifetimeIncomeCaptureOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Capture Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	• No longer available for election• Only available if the Nationwide Lifetime Income Capture option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Capture Option
Nationwide Destination All American Gold NY (2.0) | NationwideLifetimeIncomeTrackOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Name of Benefit [Text Block]	Nationwide Lifetime Income Track Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	• No longer available for election• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be 85 or younger at application• Determining life cannot be changed• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Nationwide Lifetime Income Track Option
Nationwide Destination All American Gold NY (2.0) | JointOptionfortheNationwideLifetimeIncomeTrackOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Track Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• No longer available for election• Only available if the Nationwide Lifetime Income Track option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be 85 or younger at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Track Option